Income Tax Expenses - Summary of Reconciliation of Income Tax Expense (Income) (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax		$ 111,068	$ 146,454	$ 141,987	$ 132,079
Tax at the Singapore income tax rate			24,897	24,138	22,453
Tax effect of expenses that are not deductible in determining taxable profit			6,470	11,110	6,504
Overprovision in prior years			(177)	(389)	(632)
Tax exempt income	[1]		(8,009)	(7,298)	(6,454)
Effect of different tax rates of subsidiaries operating in other jurisdictions			165	(710)	15
Deferred tax asset not recognized			1,448	2,001	2,440
Utilization of tax losses previously not recognized as deferred tax assets			(327)
Recognition (Utilization) of deferred tax on foreseeable dividends			358	(910)	1,399
Foreign withholding tax			1,474	1,807	2,493
Others	[2]		5	7,300	19
Tax expense (income)		$ 19,948	$ 26,304	$ 37,049	$ 28,237

[1]	Tax exempt income represents income of subsidiary located in Philippines that benefit from tax holiday. Refer to below for additional information on the subsidiary tax holidays.
[2]	In 2022, this mainly consists of the effect of a one-off “prosperity tax” enacted by the local government for the Malaysia operations and additional tax incurred by the Philippines operations due to its non-compliance of the work-from-home requirement for the period from April to October 2022.